GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Beginning balance	$ 19,377	$ 6,168
Acquired during the year (see Note 1d)		13,518
Foreign currency translation adjustments	(286)	(309)
Ending balance	$ 19,091	$ 19,377